Earnings Per Share - Schedule of Basic Earnings Per Share and Weighted Average Number of Common Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net income attributable to owners of the Company	$ 664,361	$ 275,675
Balance, beginning of year	93,397,985	81,450,326
Effect of stock options exercised	593,740	858,488
Effect of repurchase of own shares	(937,480)	(1,204,210)
Effect of share issuance	0	8,008,750
Weighted average number of common shares	93,054,245	89,113,354
Earnings per share – basic (in dollars)	$ 7.14	$ 3.09